Property and Equipment - Schedule of Depreciation Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 537,446	$ 795,526	$ 1,893,450	$ 2,441,349
Cost of revenues [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	420,044	682,402	1,511,778	2,129,151
General and administrative expenses [Member]
Schedule of Depreciation Expenses [Line Items]
Total depreciation	$ 117,402	$ 113,124	$ 381,672	$ 312,198